Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, MI 48076

May 3, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Advance Capital I, Inc. (the "Registrant")
          No. 33-13754 (1933 Act)

Dear Sir or Madam:

     Pursuant to Rule 497(j), this letter will certify that the form of Prospectus and Statement of Additional
Information, each dated April 30, 2005, that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on April 29, 2005, and became effective on that date. Please contact the undersigned should you have any questions.


Sincerely,

/s/ Kathy J. Harkleroad

Kathy J. Harkleroad
Secretary of the Registrant